CONSOLIDATED STATEMENTS OF INCOME - USD ($) shares in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Income Statement [Abstract]
Revenues	$ 588,147	$ 538,543	$ 499,515
Cost of revenues	390,924	326,057	299,290
Gross profit	197,223	212,486	200,225
Operating expenses:
Research and development	4,164	3,290	3,052
Marketing and selling	81,789	70,343	59,521
General and administrative	45,930	40,181	36,612
Legal settlements and loss contingencies, net	24,797	5,868	4,654
Total operating expenses	156,680	119,682	103,839
Operating income	40,543	92,804	96,386
Finance expenses, net	5,583	3,318	3,085
Income before taxes on income	34,960	89,486	93,301
Taxes on income	7,402	13,003	13,843
Net income	27,558	76,483	79,458
Net income attributable to non-controlling interest	1,356	1,887	1,692
Net income attributable to controlling interest	$ 26,202	$ 74,596	$ 77,766
Basic net income per share of ordinary shares	$ 0.73	$ 2.08	$ 2.21
Diluted net income per share of ordinary shares	$ 0.73	$ 2.08	$ 2.19
Weighted average number of ordinary shares used in computing basic income per share (in thousands)	34,334	34,706	35,253
Weighted average number of ordinary shares used in computing diluted income per share (in thousands)	34,386	34,764	35,464